Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Selected Financial Information by Segment
The following tables summarize selected financial information by segment for the six months ended June 30, 2024 and 2023.

	For the six months ended June 30, 2024
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	644,908	166,721	148,493	—	—	960,122
Inter-segment revenues	15,630	214	—	—	(15,844)	—
Revenues	660,538	166,935	148,493	—	(15,844)	960,122

Profit before taxes						48,550
Financial income						(12,106)
Financial expenses						29,267
Foreign exchange losses						7,684
Result from investments accounted for using the equity method						(314)
Operating profit						73,081
Adjustments:
Net impairment of leased and owned stores (1)	30	2,952	1,997	—	—	4,979
Severance indemnities and provisions for severance expenses (2)	483	—	226	727	—	1,436
Legal costs for trademark dispute (3)	—	1,388	—	—	—	1,388
Transaction costs related to acquisitions (4)	—	—	—	26	—	26
Adjusted EBIT	84,695	20,186	(11,913)	(11,965)	(93)	80,910

Depreciation and amortization	(76,127)	(13,008)	(19,382)	(31)	—	(108,548)
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(1)Net impairment of leased and owned stores includes (i) impairment of €3,036 thousand related to right-of-use assets and (ii) impairment of €1,943 thousand related to property, plant and equipment. These amounts are recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit and loss.
(2)Relates to severance indemnities of €1,436 thousand. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(3)Relates to legal costs of €1,388 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringe its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(4)Relates to transaction costs of €26 thousand for consultancy and legal fees related to the acquisition of the ZEGNA business in South Korea. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.

	For the six months ended June 30, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany eliminations	Group Consolidated
Revenues with third parties	632,093	206,951	64,015	—	—	903,059
Inter-segment revenues	12,217	1,008	12	—	(13,237)	—
Revenues	644,310	207,959	64,027	—	(13,237)	903,059

Profit before taxes						78,278
Financial income						(15,601)
Financial expenses						44,592
Foreign exchange losses						7,003
Result from investments accounted for using the equity method						2,237
Operating profit						116,509
Adjustments:
Transaction costs related to acquisitions (1)	—	—	—	4,975	—	4,975
Costs related to the Business Combination (2)	548	46	—	465	—	1,059
Severance indemnities and provisions for severance expenses (3)	486	—	252	—	—	738
Legal costs for trademark dispute (4)	—	649	—	—	—	649
Special donations for social responsibility (5)	—	—	—	100	—	100
Net income related to lease agreements (6)	(4,126)	—	—	—	—	(4,126)
Adjusted EBIT	99,718	31,521	4,303	(15,626)	(12)	119,904

Depreciation and amortization	(67,489)	(12,953)	(6,521)	(20)	—	(86,983)
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(1)Relates to transaction costs of €4,975 thousand for consultancy and legal fees related to the TFI Acquisition and the acquisition of a 25% interest in Norda. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(2)Costs related to the Business Combination of €1,059 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €1,040 thousand and “cost of sales” for €19 thousand in the semi-annual condensed consolidated statement of profit.
(3)Relates to severance indemnities of €738 thousand. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(4)Relates to legal costs of €649 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringe its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(5)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.
(6)Net income related to lease agreements of €4,126 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount is recorded within “selling, general and administrative expenses” in the semi-annual condensed consolidated statement of profit.